TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Income before Income Tax, Domestic and Foreign
The components of loss before tax are as follow:

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(112,583)	(61,767)	(204,937)
Income from overseas entities	3,521	14,795	67,604

Total loss before tax	(109,062)	(46,972)	(137,333)

Schedule of Components of Income Tax Expense (Benefit)

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Current income tax expense	19,404	25,413	13,300
Deferred income tax benefit	(22,735)	(13,067)	(30,020)

	(3,331)	12,346	(16,720)

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	0%	3%	8%
The effect of change in the tax rate of Jishang Preferred	0%	-76%	26%
Difference in EIT rates of PRC entities	0%	9%	0%
Non-deductible expenses(1)	-24%	-4%	-2%
Additional deduction for research and development expenditures	5%	25%	16%
Share-based compensation	0%	-17%	-23%
Non-taxable income	0%	7%	0%
Permanent book-tax differences	0%	0%	2%
Change in valuation allowance	-3%	2%	-40%

Effective tax rates	3%	-26%	12%

(1)	During the year ended December 31, 2017, the Group incurred sales and marking expenses without VAT invoices in the amount of RMB 92,603, which was not deductible from taxable income.

Summary of Valuation Allowance
Movement of valuation allowance

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Balance at beginning of the year	(8,357)	(11,153)	(10,004)
Changes of valuation allowance(1)	(2,796)	1,149	(55,221)

Balance at end of the year	(11,153)	(10,004)	(65,225)

(1)
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2018 and 2019, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards generated by certain unprofitable subsidiaries. As of December 31, 2018, as some of the unprofitable subsidiaries made one time profit, valuation allowances of RMB 1,149 were released. As of December 31, 2019, valuation allowances of RMB 55,221 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

Summary of Operating Loss Carryforwards	As of December 31, 2019, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2020	—
2021	204
2022	12,671
2023	2,005
2024	591,611

606,491

Deferred tax assets [Member]
Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	8,810	150,990
Deferred membership program revenue	31,471	10,610
Refund payable to members	59,404	6,721
Inventory write-downs	635	110
Others	6,548	6,961
Less: valuation allowance	(10,004)	(65,225)

Total deferred tax assets	96,864	110,167

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax liabilities
Prepaid member training costs	34,514	9,288
Gain or loss from changes in fair values	—	11,312
Others	5,907	3,104

Total deferred tax liabilities	40,421	23,704